Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Estimated useful lives of assets

Assets	Useful Lives (In Years)
Computer software and office and computer equipment	3-5
Machinery and equipment, automobile, furniture and fixtures	5-10
Leasehold improvements	Over the term of the lease or life of the asset, whichever is shorter

Schedule of percentage of total revenues

	Three Months Ended		Three Months Ended
Segment	March 31, 2023	% of Total Revenue	March 31, 2022	% of Total Revenue
Customer A	$2,068	24%	$2,505	35%
Customer B	$1,052	12%	$—	—%
Customer C	$872	10%	$760	10.0%

	Year Ended		Year Ended
Segment	December 31, 2022	% of Total Revenue	December 31, 2021	% of Total Revenue
Customer A	$7,408	24%	$6,788	27%
Customer B	3,775	12%	7,492	29%
Customer C	3,769	12%	10,803	42%